Consolidated Statement of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net earnings	$ 259,285	$ 135,550	[1]
Dormant accounts recognized as income	1,596	(9,160)
Stock-based compensation	10,622	10,289
Interest accretion	40,373	36,433
Interest expense	116,469	130,848
Income tax expense recognized in net earnings	27,208	4,000
Depreciation of property and equipment	8,925	8,181
Amortization of intangible assets	127,986	125,760
Amortization of deferred development costs	10,275	5,942
Unrealized gain on foreign exchange	(10,324)	(17,571)
Unrealized (gain) loss on investments	(170)	6,703
(Reversal of) Impairment of assets held for sale, associates and intangible assets	(6,799)	16,931
Net loss (earnings) from associates	2,569	(623)	[1]
Gain on settlement of deferred consideration	(44)	(2,466)
Realized (gain) loss on current investments, promissory note and other	(50,038)	2,906
Income taxes paid	(9,357)	(1,699)
Changes in non-cash operating elements of working capital	(3,801)	(32,019)
Customer deposit liability movement	(30,924)	(70,992)
Other	749	923
Net cash inflows from operating activities	494,600	349,936
Financing activities
Issuance of common shares in relation to exercised warrants		1,192
Issue of Common Shares in relation to exercised employee stock options	16,665	921
Settlement of brokerage margin account	(7,602)
Payment of deferred consideration	(197,510)	(200,000)
Repayment of long-term debt	(139,913)	(46,353)
Transaction costs on repricing of long-term debt	(4,719)
Interest paid	(124,627)	(131,346)
Gain on settlement of derivative	13,904
Net cash outflows from financing activities	(443,802)	(375,586)
Investing activities
Additions in deferred development costs	(23,212)	(20,961)
Purchase of property and equipment	(10,997)	(6,806)
Acquired intangible assets	(1,893)	(7,669)
Sale (purchase) of investments	88,760	(5,722)
Cash movement (into) from restricted cash advances and collateral	(1,298)	66,969
Settlement of minimum revenue guarantee	(9,311)	(16,070)
Settlement of promissory note	8,084
Net sale of investments utilizing customer deposits	117,106	22,679
Acquisition of further interests in subsidiary	(6,516)	(3,549)
Investment in associate	(2,000)
Proceeds on disposal of interest in associate classified as held for sale	16,127
Net cash inflows from investing activities	174,850	28,871
Increase in cash and cash equivalents	225,648	3,221
Cash and cash equivalents – beginning of period	267,684	274,359
Unrealized foreign exchange difference on cash and cash equivalents	16,991	(9,896)
Cash and cash equivalents - end of period	$ 510,323	$ 267,684

[1]	See notes 5 and 6 for further details on reclassifications.